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                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                           Maxim Series Account AICPA
                          Semi-Annual Report Form N-30D
                         File Nos. 811-03249, 333-44839

         The information required to be contained in this report for the period ending June 30, 2004 includes the following previously filed semi-annual reports for the underlying funds of the above-referenced Registrant, which are incorporated herein by reference.

Dreyfus Stock Index Fund, Inc.:

Dreyfus Stock Index Fund
File No. 811-05719
Form N-CSR
Filed Via EDGAR and accepted August 17, 2004
Accession No. 0000846800-04-000008

Janus Aspen Series:

Janus Aspen Flexible Income Portfolio
File No. 811-07736
Form N-CSR
Filed Via EDGAR and accepted August 20, 2004
Accession No. 0000906185-04-000010

Maxim Series Fund, Inc.:

Maxim Money Market Portfolio
File No. 811-03364
Form N-CSR
Filed Via EDGAR and accepted August 27, 2004
Accession No. 0000356476-04-000092

Maxim T.Rowe Price Equity/Income Portfolio
File No. 811-03364
Form N-CSR
Filed Via EDGAR and accepted August 27, 2004
Accession No. 0000356476-04-000098

Maxim Growth Index Portfolio
File No. 811-03364
Form N-CSR
Filed Via EDGAR and accepted August 27, 2004
Accession No. 0000356476-04-000083

Neuberger Berman Advisors Management Trust:

Partners Portfolio
File No. 811-04255
Form N-CSR
Filed Via EDGAR and accepted August 31, 2004
Accession No. 0000894579-04-000119


Franklin Templeton Variable Insurance Products Trust:

Templeton Foreign Securities Fund
File No. 811-05583
Form N-CSR
Filed Via EDGAR and accepted August 25, 2004
Accession No. 0001193125-04-146462